Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	220,000,000
Common stock, shares issued	631,859
Common stock,Shares outstanding	631,859
Property and equipment, net of accumulated depreciation (in Dollars)	$ 6,717,519	$ 6,189,452
Intangible assets, net of accumulated amortisation (in Dollars)	$ 14,640	$ 106,769
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Previously Reported
Common stock, shares issued	632,373	5,342
Common stock,Shares outstanding	632,373	5,342